MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress	$ 272.8	$ 437.0
Construction in progress | Greenstone
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress	186.8
Construction in progress | Valentine
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress	815.2
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress	729.1	818.4
Mineral properties | Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	146.7	$ 146.6
Mineral properties | Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 834.6